Material accounting estimates and judgments - Allocated Goodwill to CGUs in Brazil (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023
Disclosure of information for cash-generating units [line items]
Total assets allocated to CGUs tested	$ 3,114,888		$ 3,164,894
Sugar, Ethanol and Energy | AVI
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		$ 2,915		$ 2,937
Sugar, Ethanol and Energy | UMA
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		1,093		1,102
Brazil | Total for all cash-generating units
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)	$ 3,500	4,008		4,039
Closing net book value of PPE items and other assets allocated to CGUs tested		599,509		600,764
Total assets allocated to CGUs tested		$ 603,517		$ 604,803